Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 672,803,832.40
Total Fee Amount	92,914.21
Total Offset Amount	0.00
Net Fee	$ 92,914.21
Offering Table N/A
Offset Table N/A	N/A